8. Deferred Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax rate	27.90%	27.90%	27.90%
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 83,175	$ 41,632	$ 542,357
Temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax rate	24.00%	24.00%	24.00%
Temporary differences [Member] | Italian corporate income tax [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax rate	27.90%	27.90%	27.90%